Government grant liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Government grant liabilities [Abstract]
Schedule of Government Grant Liabilities	Government grant liabilities
	2023	2022	2021
	$	$	$
		(Restated – note 2)	(Restated – note 2)
Balance, beginning of year	1,409,694	1,159,487	420,000
Grants received	—	178,856	191,902
Accretion interest expense	323,250	384,985	157,202
Loss (gain) on remeasurement due to changes in forecasts	(248,915)	(463,552)	410,740
Foreign exchange loss (gain)	(15,733)	149,918	(20,357)
Balance, end of year	1,468,296	1,409,694	1,159,487

Current	568,807	—	—
Non-current	899,489	1,409,694	1,159,487